OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:         8/31

Date of reporting period:       11/30/15

Item 1. Schedule of Investments.

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Quarterly Schedule of Portfolio Holdings

November 30, 2015

invesco.com/us	CM-STIT-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–41.65%

Bank of Montreal(a)(b)	0.30%	12/11/2015	$55,900	$55,900,000
Bank of Montreal(a)(b)	0.37%	01/20/2016	60,000	60,000,000
Bank of Montreal(b)	0.44%	03/22/2016	59,400	59,400,000
Bank of Montreal(a)(b)	0.49%	12/09/2016	200,000	200,000,000
Bank of Nova Scotia(a)(b)	0.33%	03/09/2016	56,000	56,000,000
Bank of Nova Scotia(a)(b)	0.34%	02/22/2016	40,000	40,000,000
Bank of Nova Scotia(b)	0.43%	04/01/2016	111,000	111,000,000
Bank of Nova Scotia(a)(b)	0.45%	09/30/2016	120,100	120,100,000
Bank of Nova Scotia(a)(b)	0.52%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia(a)(b)	0.56%	02/10/2016	25,000	25,006,063
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.38%	01/19/2016	73,000	73,000,000
Canadian Imperial Bank of Commerce(b)	0.06%	12/01/2015	270,000	270,000,000
Canadian Imperial Bank of Commerce(a)(b)	0.34%	01/08/2016	54,500	54,500,000
China Construction Bank Corp.(b)	0.20%	12/07/2015	200,000	200,000,000
Credit Agricole Corporate & Investment Bank(b)	0.07%	12/01/2015	312,646	312,646,025
Credit Industriel et Commercial(b)	0.14%	12/01/2015	192,100	192,100,000
DNB Bank ASA(b)	0.05%	12/01/2015	944,000	944,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(b)	0.36%	01/04/2016	98,000	97,999,546
DZ Bank AG Deutsche Zentral Genossenschafts Bank(b)	0.39%	02/02/2016	51,000	51,002,673
DZ Bank AG Deutsche Zentral Genossenschafts Bank(b)	0.44%	03/07/2016	60,000	60,000,000
HSBC Bank USA, N.A.(a)(b)	0.33%	12/01/2015	63,000	63,000,000
HSBC Bank USA, N.A.(a)(b)	0.34%	12/11/2015	65,100	65,100,000
HSBC Bank USA, N.A.(a)(b)	0.34%	12/18/2015	65,000	65,000,000
Industrial & Commercial Bank of China Ltd.(b)	0.20%	12/07/2015	49,750	49,750,000
KBC Bank N.V.(b)	0.12%	12/07/2015	215,000	215,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)(b)	0.39%	02/05/2016	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)(b)	0.43%	01/27/2016	56,600	56,600,000
Mizuho Bank Ltd.(b)	0.29%	01/19/2016	86,400	86,400,000
Mizuho Bank Ltd.(b)	0.35%	02/03/2016	50,000	50,001,773
Mizuho Bank Ltd.(b)	0.36%	01/12/2016	50,000	50,000,580
Natixis(b)	0.06%	12/01/2015	300,000	300,000,000
Nordea Bank Finland PLC(b)	0.06%	12/01/2015	655,000	655,000,000
Nordea Bank Finland PLC(b)	0.30%	02/18/2016	125,000	125,000,000
Norinchukin Bank (The)(b)	0.30%	01/08/2016	73,000	73,000,000
Norinchukin Bank (The)(b)	0.32%	01/12/2016	75,000	75,000,000
Norinchukin Bank (The)(b)	0.39%	02/03/2016	102,500	102,500,000
Rabobank Nederland(a)(b)	0.35%	02/04/2016	80,000	80,000,000
Royal Bank of Canada(a)(b)	0.48%	12/08/2016	300,000	300,000,000
Royal Bank of Canada(a)(b)	0.35%	02/08/2016	54,500	54,500,000
Skandinaviska Enskilda Banken AB(b)	0.06%	12/01/2015	336,000	336,000,000
Standard Chartered Bank(a)(b)	0.36%	01/15/2016	70,000	70,000,000
Standard Chartered Bank(a)(b)	0.36%	01/15/2016	50,000	50,000,000
Standard Chartered Bank(a)(b)	0.37%	12/17/2015	170,500	170,500,000
Standard Chartered Bank(a)(b)	0.39%	03/08/2016	52,000	52,000,000
Standard Chartered Bank(b)	0.51%	02/19/2016	27,000	27,005,978
Standard Chartered Bank(b)	0.65%	02/26/2016	80,500	80,540,448
Sumitomo Mitsui Banking Corp.(b)	0.38%	01/22/2016	215,000	215,000,000
Sumitomo Mitsui Banking Corp.(b)	0.40%	01/14/2016	73,000	73,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)	0.30%	01/04/2016	61,000	61,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)	0.30%	01/04/2016	67,200	67,200,000
Sumitomo Mitsui Trust Bank Ltd.(b)	0.30%	01/11/2016	105,200	105,200,000
Sumitomo Mitsui Trust Bank Ltd.(b)	0.30%	01/25/2016	111,900	111,900,000
Sumitomo Mitsui Trust Bank Ltd.(b)	0.39%	01/19/2016	130,000	130,000,000
Svenska Handelsbanken AB(b)	0.05%	12/01/2015	336,000	336,000,000
Swedbank AB(b)	0.10%	12/01/2015	305,200	305,200,000
Swedbank AB(b)	0.10%	12/07/2015	278,000	278,000,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

Swedbank AB(b)	0.11%	12/01/2015	$230,000	$230,000,000
Toronto-Dominion Bank (The)(a)(b)	0.36%	01/20/2016	45,000	45,000,000
Toronto-Dominion Bank (The)(a)(b)	0.43%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The)(a)(b)	0.45%	08/17/2016	30,000	30,000,000
Toronto-Dominion Bank (The)(b)	0.46%	04/29/2016	148,000	148,000,000
Wells Fargo Bank, N.A.(a)	0.35%	01/12/2016	35,000	35,000,000
Total Certificates of Deposit (Cost $8,655,053,086)				8,655,053,086

Commercial Paper–35.67%(c)

Asset-Backed Securities - Consumer Receivables–3.76%

Barton Capital S.A.(d)	0.31%	01/06/2016	73,700	73,677,153
Old Line Funding, LLC(a)(d)	0.37%	01/04/2016	70,000	70,000,000
Old Line Funding, LLC(a)(d)	0.38%	01/12/2016	150,000	150,000,000
Old Line Funding, LLC(a)(d)	0.39%	03/01/2016	185,000	185,000,000
Old Line Funding, LLC(a)(d)	0.41%	02/22/2016	74,800	74,800,000
Thunder Bay Funding, LLC(a)(d)	0.37%	01/04/2016	56,900	56,900,000
Thunder Bay Funding, LLC(a)(d)	0.39%	03/01/2016	70,700	70,700,000
Thunder Bay Funding, LLC(d)	0.50%	03/21/2016	100,000	99,845,833
				780,922,986

Asset-Backed Securities - Fully Supported–2.46%

Fairway Finance Co., LLC (CEP-Bank of Montreal)(a)(b)(d)	0.31%	01/07/2016	50,000	50,000,000
Fairway Finance Co., LLC (CEP-Bank of Montreal)(a)(b)(d)	0.32%	12/16/2015	25,000	25,000,000
Fairway Finance Co., LLC (CEP-Bank of Montreal)(a)(b)(d)	0.35%	02/05/2016	40,000	40,000,000
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.39%	01/07/2016	115,400	115,353,148
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.40%	02/23/2016	150,000	149,860,000
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.40%	02/23/2016	25,000	24,976,667
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.41%	02/17/2016	55,000	54,951,141
Matchpoint Finance PLC (CEP-BNP Paribas S.A.)(b)(d)	0.24%	12/07/2015	50,000	49,998,000
				510,138,956

Asset-Backed Securities - Fully Supported Bank–9.76%

Bennington Stark Capital Co. LLC (CEP-Societe Generale S.A.)(b)(d)	0.27%	12/01/2015	50,000	50,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(b)	0.30%	01/04/2016	207,000	206,941,350
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(b)	0.30%	01/07/2016	135,000	134,958,375
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(b)	0.32%	01/13/2016	72,000	71,972,480
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)(a)	0.37%	12/14/2015	134,800	134,800,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)(a)	0.38%	01/12/2016	100,000	100,000,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)(a)	0.38%	02/10/2016	87,500	87,500,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.48%	04/25/2016	100,000	99,805,333
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(a)(d)	0.37%	12/11/2015	65,100	65,100,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(a)(d)	0.37%	12/14/2015	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(a)(d)	0.37%	01/08/2016	96,400	96,400,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(a)(d)	0.39%	03/01/2016	15,000	15,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC)(d)	0.48%	04/20/2016	100,000	99,812,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.30%	01/13/2016	125,000	124,955,208
Institutional Secured Funding LLC (Multi-CEP’s)(b)(d)	0.45%	01/21/2016	20,000	19,987,250
Institutional Secured Funding LLC (Multi-CEP’s)(b)(d)	0.45%	01/26/2016	10,000	9,993,000
Lexington Parker Capital Co., LLC (Multi-CEP’s)(b)(d)	0.31%	01/08/2016	75,000	74,975,459
Lexington Parker Capital Co., LLC (Multi-CEP’s)(b)(d)	0.32%	01/05/2016	58,750	58,731,722
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(d)	0.30%	01/04/2016	50,000	49,985,833
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(d)	0.30%	01/11/2016	40,000	39,986,333
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(d)	0.30%	01/14/2016	73,000	72,973,233
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(d)	0.34%	02/22/2016	25,000	24,980,403
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(d)	0.38%	01/08/2016	34,000	33,986,362
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.)(b)	0.32%	01/12/2016	73,000	72,972,747
Mountcliff Funding LLC (Multi-CEP’s)(b)(d)	0.30%	01/04/2016	70,000	69,980,167
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.)(b)(d)	0.35%	02/01/2016	75,000	74,954,792

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Fully Supported Bank–(continued)

Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.30%	01/07/2016	$31,806	$31,796,193
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.30%	01/08/2016	25,000	24,992,083
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.30%	01/13/2016	17,000	16,993,908
Working Capital Management Co. (CEP-Mizuho Banking Ltd.)(b)(d)	0.30%	01/05/2016	13,250	13,246,136
				2,027,780,367

Asset-Backed Securities - Multi-Purpose–0.81%

CRC Funding, LLC(d)	0.45%	03/23/2016	25,000	24,964,688
CRC Funding, LLC(d)	0.45%	03/24/2016	50,000	49,928,750
Jupiter Securitization Co. LLC(d)	0.40%	02/18/2016	42,690	42,652,528
Mont Blanc Capital Corp.(b)(d)	0.33%	01/14/2016	50,000	49,979,833
				167,525,799

Diversified Banks–9.19%

ANZ New Zealand Int’l Ltd.(b)(d)	0.33%	03/18/2016	144,150	144,007,292
Commonwealth Bank of Australia(a)(b)(d)	0.34%	05/26/2016	40,000	39,991,177
Commonwealth Bank of Australia(a)(b)(d)	0.34%	05/19/2016	46,000	45,998,077
Commonwealth Bank of Australia(a)(b)(d)	0.34%	05/13/2016	20,000	19,998,975
Commonwealth Bank of Australia(a)(b)(d)	0.36%	03/04/2016	28,000	28,000,000
Commonwealth Bank of Australia(a)(b)(d)	0.36%	05/20/2016	50,000	50,000,000
Commonwealth Bank of Australia(a)(b)(d)	0.36%	03/07/2016	40,000	40,000,000
DBS Bank Ltd.(b)(d)	0.33%	02/12/2016	141,000	140,907,077
ING (US) Funding LLC(b)	0.38%	01/15/2016	140,000	139,933,500
ING (US) Funding LLC(b)	0.38%	01/19/2016	170,000	169,912,072
J.P. Morgan Securities LLC(a)	0.38%	01/19/2016	50,000	50,000,000
Mizuho Bank Ltd.(b)(d)	0.30%	01/07/2016	146,000	145,955,734
Mizuho Bank Ltd.(b)(d)	0.30%	01/15/2016	73,000	72,973,081
Mizuho Bank Ltd.(b)(d)	0.30%	01/22/2016	69,350	69,320,449
National Australia Bank Ltd.(a)(b)(d)	0.35%	01/29/2016	104,750	104,750,000
Nordea Bank AB(b)(d)	0.30%	02/12/2016	65,500	65,460,154
Nordea Bank AB(b)(d)	0.35%	01/05/2016	66,800	66,777,269
Nordea Bank AB(b)(d)	0.38%	02/17/2016	53,400	53,356,034
Standard Chartered Bank(b)(d)	0.30%	01/29/2016	50,000	49,975,417
Standard Chartered Bank(b)(d)	0.42%	03/01/2016	109,000	108,884,278
Standard Chartered Bank(b)(d)	0.50%	03/21/2016	140,000	139,784,167
Sumitomo Mitsui Banking Corp.(b)(d)	0.38%	01/21/2016	55,000	54,970,392
Sumitomo Mitsui Banking Corp.(b)(d)	0.39%	01/19/2016	73,000	72,961,249
Westpac Banking Corp.(a)(b)(d)	0.34%	02/08/2016	35,500	35,500,000
				1,909,416,394

Industrial Conglomerates–0.40%

Danaher Corp.(d)	0.19%	12/09/2015	84,000	83,996,453

Multi-Utilities–0.19%

Engie S.A.(b)(d)	0.29%	12/16/2015	40,000	39,995,167

Regional Banks–4.98%

ASB Finance Ltd.(b)(d)	0.33%	03/04/2016	100,000	99,915,139
Banque et Caisse d’Epargne de l’Etat(b)	0.42%	01/12/2016	57,400	57,371,874
Banque et Caisse d’Epargne de l’Etat(b)	0.51%	04/01/2016	30,000	29,948,150
BNZ International Funding Ltd.(b)(d)	0.46%	04/22/2016	61,300	61,187,991
Danske Corp.(b)(d)	0.32%	02/01/2016	215,800	215,682,104
Macquarie Bank Ltd.(b)(d)	0.34%	01/22/2016	45,000	44,977,900
Macquarie Bank Ltd.(a)(b)(d)	0.42%	01/20/2016	90,000	90,000,000
Macquarie Bank Ltd.(a)(b)(d)	0.42%	01/22/2016	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)	0.40%	01/19/2016	147,000	146,919,966
Mitsubishi UFJ Trust & Banking Corp.(b)	0.40%	02/08/2016	110,000	109,915,667
Mitsubishi UFJ Trust & Banking Corp.(b)	0.41%	02/01/2016	130,000	129,918,539
				1,035,837,330

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance–4.12%

Caisse des Depots et Consignations(b)(d)	0.13%	12/03/2015	$235,000	$234,998,303
Caisse des Depots et Consignations(b)(d)	0.40%	02/23/2016	147,000	146,862,800
Caisse des Depots et Consignations(b)(d)	0.40%	02/25/2016	145,000	144,861,445
KfW(b)(d)	0.25%	01/13/2016	24,500	24,492,684
KfW(b)(d)	0.28%	02/01/2016	50,000	49,976,319
KfW(b)(d)	0.29%	03/01/2016	20,000	19,985,592
Nederlandse Waterschapsbank N.V.(b)(d)	0.35%	01/04/2016	75,100	75,075,175
Nederlandse Waterschapsbank N.V.(b)(d)	0.35%	03/14/2016	159,700	159,538,525
				855,790,843
Total Commercial Paper (Cost $7,411,404,295)				7,411,404,295

Other Bonds & Notes–3.95%

Bank of Nova Scotia, Sr. Unsec. Notes(b)	2.90%	03/29/2016	40,000	40,312,439
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(d)	0.96%	04/15/2016	97,236	97,404,563
New York Life Global Funding, Sec. Floating Rate Notes(a)(d)	0.38%	08/05/2016	73,000	73,000,052
Wells Fargo Bank N.A., Sr. Unsec. Medium-Term Floating Rate Notes(a)	0.41%	12/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes(a)	0.52%	12/19/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(d)	0.57%	11/04/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $820,717,054)				820,717,054

Variable Rate Demand Notes–1.82%(e)

Credit Enhanced–1.78%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	06/01/2029	495	495,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.15%	09/01/2019	2,535	2,535,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	10/01/2033	6,600	6,600,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.20%	12/01/2028	900	900,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.01%	06/01/2037	29,385	29,385,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(f)	0.07%	12/01/2027	2,000	2,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.17%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(f)	0.01%	09/01/2033	22,410	22,410,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.)(f)	0.02%	11/01/2040	6,300	6,300,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.)(d)(f)	0.10%	03/01/2033	2,250	2,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.)(f)	0.01%	01/01/2033	7,825	7,825,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(f)	0.01%	03/01/2034	6,200	6,200,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.01%	06/15/2025	6,340	6,340,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(f)	0.02%	05/01/2036	1,915	1,915,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(f)	0.01%	04/01/2038	7,140	7,140,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.01%	03/01/2030	10,225	10,225,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)	0.01%	06/01/2037	12,380	12,380,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland)(b)(f)	0.10%	08/01/2027	$710	$710,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.01%	06/01/2027	8,500	8,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2038	3,300	3,300,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.)(f)	0.01%	02/01/2042	5,250	5,250,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2016	5,815	5,815,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC-Northern Trust Co.)(f)	0.01%	02/15/2033	10,625	10,625,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.)(f)	0.01%	01/01/2037	3,500	3,500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.04%	05/01/2042	2,525	2,525,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.)(f)	0.02%	09/01/2048	2,300	2,300,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(f)	0.03%	10/15/2025	5,050	5,050,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(f)	0.01%	03/01/2038	14,050	14,050,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(f)	0.02%	09/01/2028	3,000	3,000,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.02%	12/01/2037	6,900	6,900,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.02%	04/15/2030	4,000	4,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.20%	03/01/2039	900	900,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.)(f)	0.01%	09/01/2040	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.)(f)	0.02%	04/01/2037	10,000	10,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	1,500	1,500,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.)(f)	0.02%	12/01/2024	2,360	2,360,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP-FHLMC)	0.01%	11/01/2044	8,000	8,000,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(f)	0.02%	04/01/2032	4,240	4,240,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.19%	12/01/2027	5,945	5,945,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.03%	10/15/2038	4,000	4,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC)(d)	0.04%	12/01/2032	3,706	3,706,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.)(f)	0.11%	08/01/2035	1,000	1,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.01%	05/01/2032	20,305	20,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(f)	0.02%	12/01/2024	5,235	5,235,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis)(f)	0.24%	07/01/2040	1,970	1,970,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)	0.01%	06/15/2031	3,345	3,345,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.)(f)	0.02%	03/01/2028	2,977	2,977,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.03%	06/01/2041	$7,090	$7,090,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(f)	0.01%	11/15/2043	8,750	8,750,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.02%	10/01/2033	6,275	6,275,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA)(d)	0.03%	09/15/2036	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.01%	05/01/2042	9,870	9,870,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.04%	07/01/2041	12,215	12,215,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(f)	0.01%	09/01/2038	895	895,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.03%	07/01/2025	8,300	8,300,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.)(f)	0.02%	07/01/2027	8,125	8,125,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(f)	0.01%	08/15/2034	22,400	22,400,000
				370,618,000

Other Variable Rate Demand Notes–0.04%

Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.03%	09/15/2024	8,500	8,500,000
Total Variable Rate Demand Notes (Cost $379,118,000)				379,118,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.09% (Cost $17,266,292,435)				17,266,292,435

			Repurchase Amount

Repurchase Agreements–16.90%(g)

Bank of Nova Scotia (The), agreement dated 11/30/15, maturing value of $200,000,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 2.00%-5.00%, 02/01/26-10/20/45)	0.14%	12/01/2015	200,000,778	200,000,000
Citigroup Global Markets Inc., joint agreement dated 11/30/15, aggregate maturing value of $250,000,833 (collateralized by U.S. government sponsored agency obligations valued at $255,000,506; 0%-7.25%, 12/11/15-07/15/32)	0.12%	12/01/2015	100,000,333	100,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 11/30/15, maturing value of $500,001,667 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 2.00%-3.50%, 11/30/22-09/01/45)	0.12%	12/01/2015	500,001,667	500,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/15, aggregate maturing value of $750,002,083 (collateralized by U.S. Treasury obligations valued at $765,000,041; 0.13%-0.63%, 12/31/16-07/15/22)	0.10%	12/01/2015	25,029,774	25,029,704
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/15, (collateralized by domestic non-agency mortgage-backed securities valued at $456,504,587; 0%-3.88%, 07/27/37-12/25/56)(a)(b)(h)	0.76%	—	—	415,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/24/15, maturing value of $250,012,153 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $262,501,693; 0.50%-6.66%, 03/16/20-11/15/48)(b)(i)	0.25%	12/01/2015	250,012,153	250,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/25/15, maturing value of $65,004,424 (collateralized by domestic non-agency mortgage-backed securities valued at $71,501,982; 0%-0.23%, 07/25/44-09/25/44)(b)(i)	0.35%	12/02/2015	65,004,424	65,000,000
ING Financial Markets, LLC, agreement dated 11/30/15, maturing value $150,000,542 (collateralized by domestic agency mortgage-backed securities valued at $153,000,917, 1.98%-5.00%, 02/15/38-10/01/42)	0.13%	12/01/2015	150,000,542	150,000,000
ING Financial Markets, LLC, agreement dated 11/30/15, maturing value $70,000,564 (collateralized by domestic and foreign corporate obligations valued at $75,924,800; 5.25%-11.00%, 10/23/20-09/01/35)(b)	0.29%	12/01/2015	70,000,564	70,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/25/15, maturing value of $333,300,440 (collateralized by domestic and foreign non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $366,300,000; 0%-7.00%, 04/20/19-08/25/55)(a)(i)	0.56%	01/22/2016	333,300,440	333,000,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/27/15, maturing value of $75,070,000 (collateralized by domestic non-agency mortgage-backed securities and foreign non-agency asset-backed securities valued at $82,500,000; 0%-4.36%, 01/27/30-05/15/52)(a)(i)	0.56%	01/26/2016	$75,070,000	$75,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/30/15, maturing value of $350,241,597 (collateralized by U.S. government sponsored agency obligations, domestic and foreign non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $383,793,279; 0%-9.50%, 04/18/16-12/31/99)(a)	0.71%	01/04/2016	350,241,597	350,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 11/30/15, maturing value of $200,000,667 (collateralized by U.S. Treasury obligations valued at $204,000,001; 2.00%, 02/15/25-08/15/25)	0.12%	12/01/2015	200,000,667	200,000,000
RBC Capital Markets Corp., term agreement dated 10/06/15, maturing value of $150,105,000 (collateralized by domestic agency mortgage-backed securities valued at $153,000,000; 0%-13.29%, 11/01/30-03/20/65)(b)(i)	0.28%	01/04/2016	150,105,000	150,000,000
RBC Capital Markets Corp., term agreement dated 11/30/15, maturing value of $100,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $108,454,510; 0%-9.68%, 07/17/17-10/25/58)(a)(b)(i)	0.63%	01/29/2016	100,000,000	100,000,000
RBC Capital Markets Corp., term agreement dated 11/30/15, maturing value of $80,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $87,536,777; 0%-10.06%, 12/15/18-04/26/55)(a)(b)	0.98%	01/29/2016	80,000,000	80,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $600,002,333 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 3.50%, 06/01/45)	0.14%	12/01/2015	348,995,612	348,994,255
Wells Fargo Securities, LLC, term agreement dated 11/09/15, maturing value of $100,025,000 (collateralized by U.S. government sponsored agency obligations valued at $102,000,001; 0%-1.85%, 09/15/17-11/01/24)	0.30%	12/09/2015	100,025,000	100,000,000
Total Repurchase Agreements (Cost $3,512,023,959)				3,512,023,959
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $20,778,316,394)				20,778,316,394
OTHER ASSETS LESS LIABILITIES–0.01%				1,569,239
NET ASSETS–100.00%				$20,779,885,633

Investment Abbreviations:

CEP	— Credit Enhancement Provider	IDR	— Industrial Development Revenue Bonds	Sec.	— Secured

Ctfs.	— Certificates	LOC	— Letter of Credit	Sr.	— Senior

FHLB	— Federal Home Loan Bank	MFH	— Multi-Family Housing	Unsec.	— Unsecured

FHLMC	— Federal Home Loan Mortgage Corp.	PCR	— Pollution Control Revenue Bonds	VRD	— Variable Rate Demand

FNMA	— Federal National Mortgage Association	RB	— Revenue Bonds

Gtd.	— Guaranteed	Ref.	— Refunding

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.1%; Canada: 12.0%; Sweden: 11.8%; France: 7.8%; United Kingdom: 6.5%; other countries less than 5% each: 24.8%.

(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $5,999,369,857, which represented 28.87% of the Fund’s Net Assets.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Schedule of Investments

November 30, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–38.23%(a)

Asset-Backed Securities - Consumer Receivables–4.09%

Barton Capital LLC (b)	0.20%	01/04/2016	$100,000	$99,981,111
Barton Capital LLC (b)	0.20%	01/05/2016	15,000	14,997,084
				114,978,195

Asset-Backed Securities - Fully Supported –1.07%

Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (b)(c)	0.24%	12/07/2015	30,000	29,998,800

Asset-Backed Securities - Fully Supported Bank–9.35%

Albion Capital LLC (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.22%	12/15/2015	35,302	35,298,980
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.28%	01/15/2016	40,000	39,986,000
Institutional Secured Funding (Jersey) Ltd. (Multi-CEP’s) (b)(c)	0.37%	01/04/2016	30,000	29,989,517
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.) (c)	0.28%	01/12/2016	23,705	23,697,256
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	0.17%	12/15/2015	40,000	39,997,355
Working Capital Management Co. (CEP-Mizuho Bank Ltd.) (b)(c)	0.21%	12/03/2015	50,000	49,999,417
Working Capital Management Co. (CEP-Mizuho Bank Ltd.) (b)(c)	0.25%	01/07/2016	43,730	43,718,764
				262,687,289

Asset-Backed Securities - Multi-Purpose–7.44%

Nieuw Amsterdam Receivables Corp. (b)(c)	0.22%	12/07/2015	50,000	49,998,167
Nieuw Amsterdam Receivables Corp. (b)(c)	0.23%	12/03/2015	50,000	49,999,361
Versailles Commercial Paper LLC (b)	0.15%	12/01/2015	97,000	97,000,000
Versailles Commercial Paper LLC (b)	0.25%	01/07/2016	12,000	11,996,917
				208,994,445

Diversified Banks–3.33%

DBS Bank Ltd. (b)(c)	0.24%	01/15/2016	50,000	49,985,000
DBS Bank Ltd. (b)(c)	0.31%	01/19/2016	28,675	28,662,901
Standard Chartered Bank (b)(c)	0.35%	01/07/2016	15,000	14,994,604
				93,642,505

Industrial Conglomerates–3.56%

Danaher Corp. (b)	0.19%	12/09/2015	100,000	99,995,778

Multi-Utilities–0.93%

Engie S.A. (b)(c)	0.27%	12/04/2015	13,700	13,699,692
Engie S.A. (b)(c)	0.30%	01/12/2016	12,450	12,445,642
				26,145,334

Regional Banks–1.19%

Caisse centrale Desjardins du Quebec (b)(c)	0.13%	12/01/2015	30,000	30,000,000
Macquarie Bank Ltd. (b)(c)	0.20%	01/04/2016	3,500	3,499,107
				33,499,107

Specialized Finance–7.27%

Caisse des Depots et Consignations (b)(c)	0.15%	12/01/2015	100,000	100,000,000
CDP Financial Inc. (b)(c)	0.22%	01/05/2016	9,500	9,497,968
CDP Financial Inc. (b)(c)	0.23%	01/05/2016	40,000	39,991,055
CDP Financial Inc. (b)(c)	0.29%	01/22/2016	34,000	33,985,758
KfW (b)	0.23%	01/13/2016	21,000	20,994,231
				204,469,012
Total Commercial Paper (Cost $1,074,410,465)				1,074,410,465

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–37.28%

Bank of Montreal (c)	0.12%	12/03/2015	$30,000	$30,000,000
BNP Paribas S.A. (c)	0.12%	12/01/2015	100,000	100,000,000
Canadian Imperial Bank of Commerce (c)	0.06%	12/01/2015	62,000	62,000,000
Credit Agricole Corporate & Investment Bank (c)	0.07%	12/01/2015	58,952	58,951,813
Credit Industriel et Commercial (c)	0.13%	12/07/2015	75,000	75,000,000
Credit Industriel et Commercial (c)	0.14%	12/01/2015	26,000	26,000,000
DNB Bank ASA (c)	0.05%	12/01/2015	139,000	139,000,000
KBC Bank N.V. (c)	0.12%	12/07/2015	60,000	60,000,000
Nordea Bank Finland PLC (c)	0.06%	12/01/2015	139,000	139,000,000
Skandinaviska Enskilda Banken AB (c)	0.06%	12/01/2015	139,000	139,000,000
Svenska Handelsbanken AB (c)	0.05%	12/01/2015	139,000	139,000,000
Swedbank AB (c)	0.10%	12/01/2015	40,000	40,000,000
Swedbank AB (c)	0.10%	12/07/2015	40,000	40,000,000
Total Certificates of Deposit (Cost $1,047,951,813)				1,047,951,813

Variable Rate Demand Notes–6.30%(d)

Credit Enhanced–6.30%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.19%	06/01/2029	2,090	2,090,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	12/01/2028	2,200	2,200,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (e)	0.02%	11/01/2040	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (e)	0.02%	05/01/2036	4,335	4,335,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.01%	04/01/2038	25,015	25,015,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (e)	0.01%	06/01/2019	2,800	2,800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.01%	01/01/2016	5,795	5,795,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (e)	0.02%	09/01/2048	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (b)(c)(e)	0.16%	04/01/2047	51,400	51,400,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (e)	0.01%	07/01/2038	4,935	4,935,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.02%	11/15/2031	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.01%	04/01/2037	5,500	5,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (e)	0.03%	06/01/2035	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.) (c)(e)	0.37%	11/01/2049	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA) (f)	0.03%	10/15/2038	1,600	1,600,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.01%	12/01/2027	14,500	14,500,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.01%	04/15/2027	9,170	9,170,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.01%	04/15/2027	2,600	2,600,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.01%	05/01/2042	1,900	1,900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (e)	0.01%	09/01/2038	5,500	5,500,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.02%	07/01/2038	$4,425	$4,425,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.03%	05/01/2030	1,315	1,315,000
Total Variable Rate Demand Notes (Cost $177,000,000)				177,000,000

U.S. Government Sponsored Agency Securities–0.92%

Overseas Private Investment Corp. (OPIC)–0.92%

Unsec. Gtd. VRD COP Bonds (d)	0.16%	05/15/2030	11,960	11,960,000
Unsec. Gtd. VRD COP Bonds (d)	0.19%	09/15/2022	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (d)	0.19%	09/20/2022	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,960,000)				25,960,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.73% (Cost $2,325,322,278)				2,325,322,278

			Repurchase Amount

Repurchase Agreements–17.26%(g)

Credit Suisse Securities (USA) LLC, term agreement dated 11/25/15, maturing value of $115,007,826 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $120,750,433; 0.31%-3.88%, 10/25/30-06/25/55) (c)(h)	0.35%	12/02/2015	115,007,826	115,000,000
ING Financial Markets, LLC, agreement dated 11/30/15, maturing value $10,000,081 (collateralized by domestic non-agency corporate obligations valued at $11,002,842; 1.95%-4.45%, 02/11/20-02/12/55) (c)	0.29%	12/01/2015	10,000,081	10,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/25/15, maturing value of $55,049,622 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign non-agency asset-backed securities valued at $60,500,000; 0.54%-7.71%, 05/05/36-05/15/52) (h)	0.56%	01/22/2016	55,049,622	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/27/15, maturing value of $25,023,333 (collateralized by domestic non-agency mortgage-backed securities and a foreign non-agency asset-backed security valued at $27,500,000; 0.46%-1.78%, 05/05/36-03/25/46) (h)	0.56%	01/26/2016	25,023,333	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/30/15, maturing value of $20,013,806 (collateralized by domestic non-agency mortgage-backed securities valued at $22,000,000; 0%-0.46%, 03/27/37-03/25/46) (h)	0.71%	01/04/2016	20,013,806	20,000,000
RBC Capital Markets Corp., term agreement dated 11/30/15, maturing value $20,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $22,000,001; 0%-4.57%, 07/15/18-10/25/58) (c)(h)	0.63%	01/29/2016	20,000,000	20,000,000
RBC Capital Markets Corp., term agreement dated 11/30/15, maturing value of $100,000,000 (collateralized by domestic and foreign non-agency asset-backed securities and domestic corporate obligations valued at $106,732,538; 0%-5.07%, 07/15/18-04/27/54) (c)	0.98%	01/29/2016	100,000,000	100,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $600,002,333 (collateralized by a domestic agency mortgage-backed security valued at $612,000,000; 3.50%, 06/01/45)	0.14%	12/01/2015	50,000,194	50,000,000
Wells Fargo Securities, LLC, term agreement dated 11/25/15, maturing value of $90,004,375 (collateralized by U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $93,205,547; 0%-8.50%, 12/02/15-01/01/49) (h)	0.25%	12/02/2015	90,004,375	90,000,000
Total Repurchase Agreements (Cost $485,000,000)				485,000,000
TOTAL INVESTMENTS(i)(j)–99.99% (Cost $2,810,322,278)				2,810,322,278
OTHER ASSETS LESS LIABILITIES–0.01%				195,277
NET ASSETS–100.00%				$2,810,517,555

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider

COP	—Certificates of Participation

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

Gtd.	—Guaranteed

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $1,102,113,209, which represented 39.21% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 17.7%; France: 14.8%; Canada: 11.6%; Japan: 8.7%; other countries less than 5% each: 22.2%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Security subject to the alternative minimum tax.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Schedule of Investments

November 30, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–31.26%

U.S. Treasury Bills–16.50%(a)

U.S. Treasury Bills	0.16%	02/04/2016	$100,000	$99,972,014
U.S. Treasury Bills	0.20%	02/04/2016	150,000	149,945,833
U.S. Treasury Bills	0.23%	04/28/2016	150,000	149,927,260
U.S. Treasury Bills	0.24%	04/28/2016	150,000	149,855,656
U.S. Treasury Bills	0.26%	04/28/2016	200,000	199,788,917
U.S. Treasury Bills	0.23%	05/26/2016	50,000	49,943,458
U.S. Treasury Bills	0.25%	05/26/2016	150,000	149,815,625
U.S. Treasury Bills	0.25%	05/26/2016	50,000	49,938,542
U.S. Treasury Bills	0.26%	05/26/2016	200,000	199,749,250
U.S. Treasury Bills	0.26%	05/26/2016	50,000	49,937,313
U.S. Treasury Bills	0.28%	06/23/2016	75,000	74,882,552
U.S. Treasury Bills	0.29%	06/23/2016	75,000	74,880,203
U.S. Treasury Bills	0.23%	09/15/2016	300,000	299,458,125
U.S. Treasury Bills	0.24%	09/15/2016	200,000	199,617,877
U.S. Treasury Bills	0.39%	09/15/2016	100,000	99,693,339
U.S. Treasury Bills	0.40%	09/15/2016	200,000	199,373,833
U.S. Treasury Bills	0.30%	10/13/2016	149,700	149,317,065
				2,346,096,862

U.S. Treasury Notes–14.76%

U.S. Treasury Floating Rate Notes (b)	0.19%	10/31/2016	150,000	149,965,142
U.S. Treasury Floating Rate Notes (b)	0.22%	01/31/2017	700,000	700,010,662
U.S. Treasury Floating Rate Notes (b)	0.22%	07/31/2017	350,000	349,999,156
U.S. Treasury Floating Rate Notes (b)	0.31%	10/31/2017	250,000	249,941,845
U.S. Treasury Notes	0.38%	02/15/2016	350,000	350,170,145
U.S. Treasury Notes	9.25%	02/15/2016	48,000	48,901,364
U.S. Treasury Notes	0.25%	02/29/2016	200,000	200,040,808
U.S. Treasury Notes	2.13%	02/29/2016	50,000	50,244,340
				2,099,273,462
Total U.S. Treasury Securities (Cost $4,445,370,324)				4,445,370,324
TOTAL INVESTMENTS (excluding Repurchase Agreements)–31.26% (Cost $4,445,370,324)				4,445,370,324

			Repurchase Amount

Repurchase Agreements–68.72%(c)

Bank of Montreal, term agreement dated 11/12/15, maturing value of $500,160,000 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.88%-8.75%, 12/31/16-05/15/25)(d)	0.18%	01/15/2016	500,160,000	500,000,000
Bank of Montreal, term agreement dated 11/12/15, maturing value of $500,179,444 (collateralized by U.S. Treasury obligations valued at $510,000,016; 0.13%-3.88%, 04/30/18-11/15/45)(d)	0.19%	01/19/2016	500,179,444	500,000,000
Bank of Nova Scotia (The), agreement dated 11/30/15, maturing value of $300,001,000 (collateralized by U.S. Treasury obligations valued at $306,000,073; 0%-8.88%, 01/15/16-08/15/44)	0.12%	12/01/2015	300,001,000	300,000,000
BNP Paribas Securities Corp., agreement dated 11/30/15, maturing value of $500,001,528 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-6.88%, 05/05/16-08/15/44)	0.11%	12/01/2015	500,001,528	500,000,000
CIBC World Markets Corp., agreement dated 11/30/15, maturing value of $100,000,278 (collateralized by U.S. Treasury obligations valued at $102,003,708; 0.25%-3.63%, 02/29/16-11/15/44)	0.10%	12/01/2015	100,000,278	100,000,000
Citigroup Global Markets Inc., term agreement dated 11/18/15, maturing value of $500,040,278 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-4.25%, 08/15/26-11/15/43)(d)	0.10%	12/17/2015	500,040,278	500,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 11/30/15, aggregate maturing value of $750,002,083 (collateralized by U.S. Treasury obligations valued at $765,000,041; 0.13%-0.63%, 12/31/16-07/15/22)	0.10%	12/01/2015	509,518,815	509,517,400
Goldman, Sachs & Co., term agreement dated 10/26/15, maturing value of $750,060,000 (collateralized by U.S. Treasury obligations valued at $765,000,041; 0%-6.63%, 01/17/16-08/15/41)(d)	0.08%	12/01/2015	750,060,000	750,000,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 11/30/15, maturing value of $350,001,069 (collateralized by U.S. Treasury obligations valued at $357,000,007; 1.38%-2.25%, 02/29/20-11/15/25)	0.11%	12/01/2015	$350,001,069	$350,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 11/25/15, maturing value of $600,009,333 (collateralized by U.S. Treasury obligations valued at $612,000,027; 0.13%-2.38%, 04/15/16-08/15/24)(d)	0.08%	12/02/2015	600,009,333	600,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 11/30/15, maturing value of $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0%-3.88%, 05/19/16-08/15/25)	0.10%	12/01/2015	500,001,389	500,000,000
Prudential Financial, Inc., agreement dated 11/30/15, maturing value of $357,670,391 (collateralized by U.S. Treasury obligations valued at $364,651,766; 0%, 08/15/27-08/15/43)	0.14%	12/01/2015	357,670,391	357,669,000
RBC Capital Markets Corp., term agreement dated 10/14/15, maturing value of $250,170,139 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0%-9.13%, 03/03/16-02/15/40)(d)	0.14%	04/06/2016	250,170,139	250,000,000
RBC Capital Markets Corp., term agreement dated 10/13/15, maturing value of $250,173,056 (collateralized by U.S. Treasury obligations valued at $255,000,031; 0%-7.50%, 01/15/16-02/15/40)(d)	0.14%	04/08/2016	250,173,056	250,000,000
RBC Capital Markets Corp., term agreement dated 10/21/15, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.75%, 12/31/15-02/15/42)(d)	0.16%	04/18/2016	500,400,000	500,000,000
RBC Capital Markets Corp., term agreement dated 10/22/15, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,009; 0%-9.00%, 12/31/15-05/15/44)(d)	0.16%	04/19/2016	500,400,000	500,000,000
Societe Generale, agreement dated 11/30/15, maturing value of $250,000,833 (collateralized by U.S. Treasury obligations valued at $255,000,033; 0.28%-6.25%, 02/15/16-11/15/42)	0.12%	12/01/2015	250,000,833	250,000,000
Societe Generale, term agreement dated 10/15/15, maturing value of $250,091,111 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0.63%-3.38%, 12/31/18-02/15/45)(d)	0.16%	01/05/2016	250,091,111	250,000,000
Societe Generale, term agreement dated 10/15/15, maturing value of $250,091,111 (collateralized by U.S. Treasury obligations valued at $255,000,052; 0.13%-4.25%, 12/15/15-02/15/45)(d)	0.16%	01/05/2016	250,091,111	250,000,000
Societe Generale, term agreement dated 11/02/15, maturing value of $300,025,000 (collateralized by U.S. Treasury obligations valued at $306,000,057; 0.13%-8.00%, 07/31/17-02/15/45)(d)	0.10%	12/02/2015	300,025,000	300,000,000
Societe Generale, term agreement dated 11/20/15, maturing value of $250,104,167 (collateralized by U.S. Treasury obligations valued at $255,000,010; 0.75%-2.38%, 01/15/17-02/15/45)(d)	0.25%	01/19/2016	250,104,167	250,000,000
Societe Generale, term agreement dated 11/27/15, maturing value of $250,005,833 (collateralized by U.S. Treasury obligations valued at $255,000,000; 0%-8.75%, 12/31/15-02/15/45)(d)	0.12%	12/04/2015	250,005,833	250,000,000
TD Securities (USA) LLC, agreement dated 11/30/15, maturing value of $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0%-3.38%, 04/21/16-05/15/44)	0.10%	12/01/2015	500,001,389	500,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $325,001,083 (collateralized by U.S. Treasury obligations valued at $331,500,106; 3.88%-9.00%, 11/15/18-05/15/41)	0.12%	12/01/2015	5,000,017	5,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $425,001,417 (collateralized by a U.S. Treasury obligation valued at $433,500,049; 1.50%, 11/30/19)	0.12%	12/01/2015	175,000,583	175,000,000
Wells Fargo Securities, LLC, term agreement dated 09/15/15, maturing value of $225,081,813 (collateralized by U.S. Treasury obligations valued at $229,500,088; 1.50%-7.63%, 12/31/18-05/15/37)	0.17%	12/01/2015	225,081,813	225,000,000
Wells Fargo Securities, LLC, term agreement dated 10/02/15, maturing value of $350,164,500 (collateralized by U.S. Treasury obligations valued at $357,000,013; 4.75%-8.75%, 08/15/20-02/15/41)	0.18%	01/04/2016	350,164,500	350,000,000
Total Repurchase Agreements (Cost $9,772,186,400)				9,772,186,400
TOTAL INVESTMENTS(e)–99.98% (Cost $14,217,556,724)				14,217,556,724
OTHER ASSETS LESS LIABILITIES–0.02%				2,553,948
NET ASSETS–100.00%				$14,220,110,672

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(c)	Principal amount equals value at period end. See Note 1D.

(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(e)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Schedule of Investments

November 30, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–62.78%

Federal Farm Credit Bank (FFCB)–10.95%

Disc. Notes (a)	0.20%	01/22/2016	$15,000	$14,995,775
Disc. Notes (a)	0.22%	02/11/2016	50,000	49,978,000
Unsec. Bonds (b)	0.16%	12/09/2015	175,000	174,999,604
Unsec. Bonds (b)	0.16%	12/09/2015	50,000	50,000,000
Unsec. Bonds (b)	0.19%	01/25/2016	19,800	19,800,313
Unsec. Bonds (b)	0.18%	04/21/2016	33,000	32,999,406
Unsec. Bonds (b)	0.17%	05/05/2016	145,000	144,996,981
Unsec. Bonds (b)	0.17%	10/03/2016	30,000	30,002,679
Unsec. Bonds (b)	0.23%	10/11/2016	32,100	32,117,647
Unsec. Bonds (b)	0.25%	01/17/2017	14,789	14,804,264
Unsec. Bonds (b)	0.24%	06/20/2017	13,500	13,494,767
Unsec. Bonds (b)	0.25%	07/25/2017	35,600	35,628,302
Unsec. Bonds (b)	0.22%	10/02/2017	41,400	41,365,680
				655,183,418

Federal Home Loan Bank (FHLB)–22.81%

Unsec. Bonds (b)	0.14%	05/18/2016	70,000	70,000,000
Unsec. Bonds (b)	0.16%	07/22/2016	150,000	150,000,000
Unsec. Disc. Notes (a)	0.00%	12/01/2015	10,932	10,932,145
Unsec. Disc. Notes (a)	0.16%	12/04/2015	35,000	34,999,533
Unsec. Disc. Notes (a)	0.17%	01/06/2016	98,000	97,983,830
Unsec. Disc. Notes (a)	0.17%	01/20/2016	16,400	16,396,128
Unsec. Disc. Notes (a)	0.18%	01/20/2016	6,175	6,173,499
Unsec. Disc. Notes (a)	0.18%	01/22/2016	5,900	5,898,509
Unsec. Disc. Notes (a)	0.27%	01/22/2016	13,400	13,394,851
Unsec. Disc. Notes (a)	0.18%	01/25/2016	12,000	11,996,752
Unsec. Disc. Notes (a)	0.28%	01/25/2016	8,200	8,196,542
Unsec. Disc. Notes (a)	0.17%	01/26/2016	7,400	7,398,043
Unsec. Disc. Notes (a)	0.18%	01/26/2016	3,400	3,399,074
Unsec. Disc. Notes (a)	0.21%	01/26/2016	10,000	9,996,733
Unsec. Disc. Notes (a)	0.28%	01/26/2016	8,000	7,996,565
Unsec. Disc. Notes (a)	0.17%	01/27/2016	24,800	24,793,325
Unsec. Disc. Notes (a)	0.18%	01/27/2016	51,265	51,250,427
Unsec. Disc. Notes (a)	0.20%	01/27/2016	7,435	7,432,646
Unsec. Disc. Notes (a)	0.27%	01/27/2016	19,980	19,971,585
Unsec. Disc. Notes (a)	0.18%	02/03/2016	45,770	45,755,760
Unsec. Disc. Notes (a)	0.22%	02/03/2016	38,650	38,635,130
Unsec. Disc. Notes (a)	0.20%	02/09/2016	6,600	6,597,433
Unsec. Disc. Notes (a)	0.20%	02/10/2016	10,000	9,996,056
Unsec. Disc. Notes (a)	0.19%	02/12/2016	100,000	99,961,472
Unsec. Disc. Notes (a)	0.22%	02/12/2016	17,650	17,642,126
Unsec. Disc. Notes (a)	0.23%	02/12/2016	38,840	38,822,279
Unsec. Disc. Notes (a)	0.24%	02/17/2016	40,000	39,979,460
Unsec. Disc. Notes (a)	0.23%	02/19/2016	15,206	15,198,228
Unsec. Disc. Notes (a)	0.29%	02/19/2016	16,100	16,089,625
Unsec. Disc. Notes (a)	0.27%	02/24/2016	5,000	4,996,813
Unsec. Disc. Notes (a)	0.23%	02/26/2016	49,293	49,265,601
Unsec. Disc. Notes (a)	0.25%	02/26/2016	14,000	13,991,542
Unsec. Disc. Notes (a)	0.24%	03/02/2016	11,234	11,227,110
Unsec. Disc. Notes (a)	0.25%	03/21/2016	3,500	3,497,302

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes (a)	0.25%	03/23/2016	$30,000	$29,976,458
Unsec. Disc. Notes (a)	0.24%	03/28/2016	75,300	75,240,764
Unsec. Disc. Notes (a)	0.24%	04/08/2016	100,000	99,915,792
Unsec. Disc. Notes (a)	0.25%	04/22/2016	100,000	99,900,695
Unsec. Global Bonds (b)	0.14%	08/18/2016	80,000	79,997,116
Unsec. Global Bonds (b)	0.23%	04/21/2017	10,000	9,993,742
				1,364,890,691

Federal Home Loan Mortgage Corp. (FHLMC)–13.61%

Unsec. Disc. Notes (a)	0.15%	12/14/2015	20,000	19,998,953
Unsec. Disc. Notes (a)	0.16%	01/13/2016	3,300	3,299,369
Unsec. Disc. Notes (a)	0.16%	01/25/2016	130,000	129,969,215
Unsec. Disc. Notes (a)	0.18%	01/29/2016	28,493	28,484,595
Unsec. Disc. Notes (a)	0.19%	01/29/2016	110,700	110,665,529
Unsec. Disc. Notes (a)	0.20%	01/29/2016	7,023	7,020,755
Unsec. Disc. Notes (a)	0.20%	02/01/2016	7,090	7,087,558
Unsec. Disc. Notes (a)	0.18%	02/02/2016	100,000	99,969,375
Unsec. Disc. Notes (a)	0.19%	02/05/2016	4,000	3,998,607
Unsec. Disc. Notes (a)	0.20%	02/17/2016	133,900	133,841,977
Unsec. Disc. Notes (a)	0.19%	02/19/2016	50,000	49,978,889
Unsec. Disc. Notes (a)	0.28%	02/22/2016	5,800	5,796,309
Unsec. Disc. Notes (a)	0.27%	02/26/2016	82,000	81,946,693
Unsec. Disc. Notes (a)	0.21%	03/16/2016	42,800	42,773,535
Unsec. Disc. Notes (a)	0.23%	03/18/2016	15,000	14,989,650
Unsec. Global Notes (b)	0.16%	02/18/2016	35,000	34,998,845
Unsec. Global Notes (b)	0.20%	01/13/2017	10,000	10,005,156
Unsec. Global Notes (b)	0.21%	04/20/2017	30,000	29,993,639
				814,818,649

Federal National Mortgage Association (FNMA)–12.27%

Unsec. Disc. Notes (a)	0.15%	12/01/2015	15,800	15,800,000
Unsec. Disc. Notes (a)	0.20%	01/20/2016	5,700	5,698,417
Unsec. Disc. Notes (a)	0.19%	01/27/2016	75,645	75,622,244
Unsec. Disc. Notes (a)	0.19%	02/02/2016	3,200	3,198,936
Unsec. Disc. Notes (a)	0.22%	02/03/2016	15,000	14,994,133
Unsec. Disc. Notes (a)	0.23%	02/03/2016	62,000	61,974,649
Unsec. Disc. Notes (a)	0.19%	02/08/2016	7,700	7,697,270
Unsec. Disc. Notes (a)	0.26%	02/08/2016	9,100	9,095,465
Unsec. Disc. Notes (a)	0.28%	02/08/2016	4,500	4,497,585
Unsec. Disc. Notes (a)	0.19%	02/10/2016	4,900	4,898,212
Unsec. Disc. Notes (a)	0.20%	02/10/2016	2,600	2,598,974
Unsec. Disc. Notes (a)	0.25%	02/10/2016	70,000	69,965,486
Unsec. Disc. Notes (a)	0.27%	02/10/2016	9,953	9,947,779
Unsec. Disc. Notes (a)	0.28%	02/10/2016	4,500	4,497,515
Unsec. Disc. Notes (a)	0.27%	02/16/2016	4,500	4,497,440
Unsec. Disc. Notes (a)	0.28%	02/17/2016	4,300	4,297,391
Unsec. Disc. Notes (a)	0.26%	02/24/2016	48,988	48,957,927
Unsec. Disc. Notes (a)	0.21%	03/01/2016	27,100	27,085,614
Unsec. Disc. Notes (a)	0.22%	03/07/2016	15,000	14,991,108
Unsec. Disc. Notes (a)	0.25%	03/09/2016	6,500	6,495,531
Unsec. Disc. Notes (a)	0.23%	03/14/2016	52,250	52,215,355
Unsec. Disc. Notes (a)	0.25%	03/16/2016	44,278	44,245,407
Unsec. Disc. Notes (a)	0.21%	03/23/2016	25,000	24,983,521
Unsec. Disc. Notes (a)	0.23%	03/23/2016	3,590	3,587,408
Unsec. Disc. Notes (a)	0.22%	04/06/2016	90,000	89,931,103
Unsec. Global Notes (b)	0.20%	09/08/2017	10,000	9,991,085
Unsec. Global Notes (b)	0.20%	10/05/2017	112,815	112,722,759
				734,488,314

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Overseas Private Investment Corp. (OPIC)–3.14%

Gtd. VRD COP Bonds (c)	0.21%	07/15/2025	$37,000	$37,000,000
Gtd. VRD COP Bonds (c)	0.19%	07/09/2026	51,000	51,000,000
Gtd. VRD COP Bonds (c)	0.21%	11/15/2028	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,757,381,072)				3,757,381,072

U.S. Treasury Securities–1.75%

U.S. Treasury Bills–0.00%

U.S. Treasury Bills (a)	0.06%	12/03/2015	1	626

U.S. Treasury Notes–1.75%

U.S. Treasury Floating Rate Notes (b)	0.22%	07/31/2017	105,000	105,004,720
Total U.S. Treasury Securities (Cost $105,005,346)				105,005,346
TOTAL INVESTMENTS (excluding Repurchase Agreements)–64.53% (Cost $3,862,386,418)				3,862,386,418

			Repurchase Amount

Repurchase Agreements–35.47%(d)

BMO Capital Markets Corp., agreement dated 11/30/15, maturing value of $100,000,306 (collateralized by U.S. government sponsored agency obligations valued at $102,000,486; 0%-10.70%, 02/19/16-06/16/32)	0.11%	12/01/2015	100,000,306	100,000,000
Citigroup Global Markets Inc., joint agreement dated 11/30/15, aggregate maturing value of $250,000,833 (collateralized by U.S. government sponsored agency obligations valued at $255,000,506; 0%-7.25%, 12/11/15-07/15/32)	0.12%	12/01/2015	100,000,333	100,000,000
Citigroup Global Markets Inc., joint term agreement dated 11/18/15, aggregate maturing value of $250,022,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,643; 0%-8.88%, 12/01/15-09/15/65) (e)	0.11%	12/17/2015	200,017,722	200,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/15, aggregate maturing value of $750,002,083 (collateralized by U.S. Treasury obligations valued at $765,000,041; 0.13%-0.63%, 12/31/16-07/15/22)	0.10%	12/01/2015	49,575,394	49,575,257
ING Financial Markets, LLC, term agreement dated 11/18/15, maturing value of $100,048,333 (collateralized by domestic agency mortgage-backed securities valued at $102,001,343; 2.00%-5.00%, 03/01/40-07/20/45)	0.30%	01/15/2016	100,048,333	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint term agreement dated 11/25/15, aggregate maturing value of $350,006,125 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 0.70%-10.50%, 03/25/19-03/15/55) (e)	0.09%	12/02/2015	300,005,250	300,000,000
Prudential Financial, Inc., agreement dated 11/30/15, maturing value of $102,037,897 (collateralized by U.S. Treasury obligations valued at $104,020,100; 0%, 11/15/21-08/15/39)	0.14%	12/01/2015	102,037,897	102,037,500
RBC Capital Markets Corp., joint term agreement dated 10/27/15, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,030; 0%-7.13%, 12/10/15-02/15/44) (e)	0.16%	04/22/2016	160,126,578	160,000,000
Societe Generale, term agreement dated 11/25/15, maturing value of $150,004,083 (collateralized by domestic agency mortgage-backed securities valued at $153,000,000; 0.50%-4.00%, 09/15/22-05/15/45) (e)	0.14%	12/02/2015	150,004,083	150,000,000
Societe Generale, joint term agreement dated 10/15/15, aggregate maturing value of $250,096,806 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 3.00%-3.50%, 06/25/43-11/01/45) (e)	0.17%	01/05/2016	200,077,444	200,000,000
Societe Generale, joint term agreement dated 10/20/15, aggregate maturing value of $200,082,167 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%, 04/20/45-09/20/45)	0.17%	01/15/2016	150,061,625	150,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $325,001,083 (collateralized by U.S. Treasury obligations valued at $331,500,106; 3.88%-9.00%, 11/15/18-05/15/41)	0.12%	12/01/2015	243,000,810	243,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $425,001,417 (collateralized by U.S. Treasury obligations valued at $433,500,049; 1.50%, 11/30/19)	0.12%	12/01/2015	168,000,560	168,000,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 10/15/15, maturing value of $100,042,500 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.50%-4.00%, 10/01/30-08/01/45)	0.17%	01/13/2016	$100,042,500	$100,000,000
Total Repurchase Agreements (Cost $2,122,612,757)				2,122,612,757
TOTAL INVESTMENTS(f)–100.00% (Cost $5,984,999,175)				5,984,999,175
OTHER ASSETS LESS LIABILITIES–0.00%				40,598
NET ASSETS–100.00%				$5,985,039,773

Investment Abbreviations:

COP	—Certificates of Participation

Disc.	—Discounted

Gtd.	—Guaranteed

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Schedule of Investments

November 30, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–77.31%

Federal Farm Credit Bank (FFCB)–37.78%

Disc. Notes(a)	0.11%	12/22/2015	$2,000	$1,999,872
Disc. Notes(a)	0.21%	01/14/2016	1,648	1,647,587
Disc. Notes(a)	0.23%	02/12/2016	5,000	4,997,719
Disc. Notes(a)	0.23%	03/24/2016	5,000	4,996,437
Disc. Notes(a)	0.24%	05/03/2016	4,700	4,695,074
Disc. Notes(a)	0.33%	05/27/2016	8,000	7,987,144
Unsec. Bonds	4.88%	12/16/2015	1,000	1,001,910
Unsec. Bonds	2.35%	12/22/2015	1,090	1,091,330
Unsec. Bonds	3.75%	01/29/2016	1,000	1,005,635
Unsec. Bonds(b)	0.19%	02/10/2016	2,706	2,706,056
Unsec. Bonds(b)	0.21%	04/06/2016	8,000	8,001,147
Unsec. Bonds(b)	0.28%	04/20/2016	4,820	4,821,708
Unsec. Bonds(b)	0.17%	05/05/2016	5,000	4,999,896
Unsec. Bonds(b)	0.17%	05/06/2016	4,275	4,274,870
Unsec. Bonds(b)	0.24%	02/13/2017	2,850	2,851,069
Unsec. Bonds(b)	0.25%	08/10/2017	3,000	2,999,492
Unsec. Bonds(b)	0.27%	08/29/2017	3,000	3,000,547
				63,077,493

Federal Home Loan Bank (FHLB)–35.04%

Unsec. Disc. Notes(a)	0.00%	12/01/2015	4,068	4,067,855
Unsec. Disc. Notes(a)	0.06%	12/01/2015	1,100	1,100,000
Unsec. Disc. Notes(a)	0.07%	12/03/2015	1,250	1,249,995
Unsec. Disc. Notes(a)	0.06%	12/04/2015	2,700	2,699,988
Unsec. Disc. Notes(a)	0.07%	12/04/2015	2,404	2,403,986
Unsec. Disc. Notes(a)	0.07%	12/08/2015	1,250	1,249,983
Unsec. Disc. Notes(a)	0.06%	12/09/2015	11,000	10,999,853
Unsec. Disc. Notes(a)	0.08%	12/09/2015	7,500	7,499,867
Unsec. Disc. Notes(a)	0.09%	12/09/2015	3,480	3,479,930
Unsec. Disc. Notes(a)	0.06%	12/10/2015	3,000	2,999,955
Unsec. Disc. Notes(a)	0.09%	12/11/2015	7,000	6,999,835
Unsec. Disc. Notes(a)	0.07%	12/14/2015	2,100	2,099,947
Unsec. Disc. Notes(a)	0.07%	12/15/2015	4,166	4,165,886
Unsec. Disc. Notes(a)	0.11%	12/23/2015	7,500	7,499,496
				58,516,576

Tennessee Valley Authority (TVA)–4.49%

Sr. Unsec. Disc. Notes(a)	0.07%	12/08/2015	7,500	7,499,898
Total U.S. Government Sponsored Agency Securities (Cost $129,093,967)				129,093,967

U.S. Treasury Securities–19.91%

U.S. Treasury Bills–19.91%(a)

U.S. Treasury Bills	0.06%	12/03/2015	3,272	3,272,363
U.S. Treasury Bills	0.07%	12/10/2015	2,500	2,499,956
U.S. Treasury Bills	0.07%	12/17/2015	5,000	4,999,844
U.S. Treasury Bills	0.14%	01/28/2016	5,000	4,998,856
U.S. Treasury Bills	0.20%	04/28/2016	7,500	7,493,916
U.S. Treasury Bills	0.24%	04/28/2016	5,000	4,995,054
U.S. Treasury Bills	0.24%	06/23/2016	5,000	4,993,167
Total U.S. Treasury Securities (Cost $33,253,156)				33,253,156

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Government TaxAdvantage Portfolio

Value
TOTAL INVESTMENTS(c)–97.22% (Cost $162,347,123)	$162,347,123
OTHER ASSETS LESS LIABILITIES–2.78%	4,646,193
NET ASSETS–100.00%	$166,993,316

Investment Abbreviations:

Disc.	—Discounted

Sr.	—Senior

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Schedule of Investments

November 30, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.26%

Alabama–4.73%

Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$793,437
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.02%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
				31,893,437

Arizona–1.67%

Arizona (State of) Agricultural Improvement and Power District (Salt River); Series 2009 B, Electric System RB	4.00%	01/01/2016	2,150	2,156,886
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.01%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.01%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	12/01/2037	4,750	4,750,000
				11,221,886

California–4.01%

California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (a)(b)	0.01%	05/01/2034	2,200	2,200,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.01%	12/01/2016	17,300	17,300,000
Torrance (City of); Series 2015, TRAN	1.50%	06/30/2016	7,450	7,501,283
				27,001,283

Colorado–3.71%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	02/01/2031	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	04/01/2024	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.13%	02/01/2031	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.13%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	07/01/2021	3,695	3,695,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.02%	12/01/2034	5,000	5,000,000
				25,010,000

Delaware–0.82%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.02%	05/01/2036	2,850	2,850,000
				5,545,000

District of Columbia–0.26%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.15%	01/01/2029	1,777	1,777,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–4.18%

Florida (State of) Board of Education; Series 2008 C, Ref. Public Education Public Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	$3,420	$3,502,449
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)	0.03%	11/15/2035	7,300	7,300,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS-BHAC) (a)(d)(e)(f)	0.03%	04/01/2017	2,275	2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.01%	11/01/2036	700	700,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.02%	07/01/2032	14,415	14,415,000
				28,192,449

Georgia–1.02%

Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/2016	1,000	1,016,015
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	01/01/2020	1,000	1,000,000
Georgia (State of) Cobb-Marietta Coliseum & Exhibit Hall Authority (Performing Arts Center); Series 2013, Ref. RB	5.00%	01/01/2016	1,730	1,737,142
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,412,443
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	09/01/2020	1,700	1,700,000
				6,865,600

Illinois–7.84%

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.01%	03/01/2030	7,200	7,200,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.01%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris, N.A.) (a)(b)	0.01%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(d)	0.10%	10/01/2017	500	500,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.01%	06/01/2040	3,280	3,280,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	01/01/2016	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris, N.A.) (a)(b)	0.08%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.11%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	06/01/2029	1,170	1,170,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB (a)	0.01%	12/01/2046	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.11%	06/01/2017	670	670,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.01%	01/01/2037	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.11%	02/01/2021	800	800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-US Bank, N.A.) (a)(b)	0.08%	05/01/2036	2,460	2,460,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-US Bank, N.A.) (a)(b)	0.08%	10/01/2033	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris, N.A.) (a)(b)	0.01%	06/01/2034	4,200	4,200,000
				52,840,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–3.16%

Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.03%	08/01/2028	$1,300	$1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.01%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.) (a)(b)	0.01%	01/01/2035	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (a)(b)	0.02%	09/01/2048	7,100	7,100,000
Northwest Allen School Building Corp; Series 2014, Ref. & Improvement RB	4.00%	01/15/2016	1,370	1,376,450
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.11%	10/01/2019	680	680,000
				21,276,450

Iowa–0.30%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (a)	0.02%	05/01/2031	2,000	2,000,000

Kansas–1.47%

Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.01%	07/01/2030	5,500	5,500,000
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	4,400	4,428,658
				9,928,658

Kentucky–1.34%

Louisville (City of) & Jefferson (County of) Metro Government; Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/2015	325	325,000
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/2015	2,800	2,800,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	04/01/2032	5,900	5,900,000
				9,025,000

Louisiana–0.31%

Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	950	958,950
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	1,110	1,131,380
				2,090,330

Maryland–3.40%

Maryland (State of) (State & Local Facilities Loan of 2013); First Series 2013A, Unlimited Tax GO Bonds	5.00%	03/01/2016	925	935,962
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.02%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (a)(b)	0.01%	07/01/2041	8,635	8,635,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,083,747
				22,914,709

Massachusetts–1.01%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.01%	10/01/2038	6,090	6,090,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.01%	07/01/2038	715	715,000
				6,805,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–2.03%

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (a)(b)	0.01%	06/01/2019	$3,090	$3,090,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	10/01/2031	5,305	5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	04/01/2022	5,280	5,280,000
				13,675,000

Minnesota–1.92%

Bloomington Independent School District No. 271; Series 2014 A, Ref. School Building Unlimited Tax GO Bonds	5.00%	02/01/2016	1,500	1,512,104
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,129,878
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	04/01/2037	835	835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.07%	01/01/2025	290	290,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.02%	11/01/2035	1,460	1,460,000
St. Paul (City of); Series 2009 G, Ref. Tax Increment Unlimited Tax GO Bonds	4.00%	02/01/2016	1,725	1,736,304
				12,963,286

Mississippi–1.60%

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.01%	04/01/2037	6,800	6,800,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.02%	10/01/2033	4,000	4,000,000
				10,800,000

Missouri–3.53%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.02%	11/01/2037	1,125	1,125,000
Kansas City (City of); Series 2012 A, Ref. & Improvement Unlimited Tax GO Bonds	2.00%	02/01/2016	5,800	5,818,291
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.12%	12/01/2019	1,060	1,060,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.01%	04/15/2027	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-Bank of Montreal) (a)(b)	0.01%	11/15/2043	7,800	7,800,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.01%	04/15/2027	2,370	2,370,000
				23,773,291

Nevada–0.16%

Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.01%	06/01/2039	1,085	1,085,000

New Hampshire–1.06%

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.02%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.02%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–0.77%

New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,216,037

New York–5.35%

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (a)(b)	0.01%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China) (a)(b)(c)	0.03%	11/01/2049	8,200	8,200,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC-Bank of China) (a)(b)(c)	0.03%	11/01/2049	$9,600	$9,600,000
New York (State of) Metropolitan Transportation Authority; Subseries 2015 E-4, VRD Transportation RB (LOC-Bank of the West) (a)(b)	0.02%	11/15/2045	6,100	6,100,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (a)(b)(c)	0.02%	11/01/2032	4,000	4,000,000
				36,030,000

North Carolina–3.46%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas HealthCare Systems); Series 2007 C, Ref. VRD RB (a)	0.01%	01/15/2037	9,300	9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,289,420
Guilford (County of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/2016	1,850	1,864,905
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	2,350	2,377,915
Mecklenburg (County of); Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/2016	1,125	1,134,035
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/2016	850	856,855
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.05%	06/01/2017	2,335	2,335,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	1,150	1,163,786
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	2,950	2,997,245
				23,319,161

Ohio–6.06%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.02%	11/01/2040	1,385	1,385,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.01%	01/01/2033	15,065	15,065,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/2015	1,350	1,350,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB (g)	0.05%	11/15/2033	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (a)(b)	0.02%	12/01/2021	7,125	7,125,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	05/01/2026	8,400	8,400,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	06/01/2023	4,625	4,625,000
				40,850,000

Oklahoma–0.13%

Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	900	902,086

Pennsylvania–4.19%

Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.03%	10/01/2025	1,235	1,235,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.02%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	10/15/2025	455	455,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.02%	09/01/2028	3,920	3,920,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA) (a)	0.01%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.03%	05/01/2020	1,950	1,950,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	05/01/2032	10,000	10,000,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	07/01/2026	$2,650	$2,650,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.02%	11/01/2029	1,800	1,800,000
				28,235,000

South Carolina–1.65%

Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	8,705	8,766,705
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.15%	07/01/2017	490	490,000
Spartanburg County School District No. 7; Series 2015 A, Unlimited Tax GO Bonds	4.00%	03/01/2016	1,830	1,847,553
				11,104,258

Tennessee–1.12%

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.03%	07/15/2036	7,575	7,575,000

Texas–8.99%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (a)	0.02%	08/01/2035	10,000	10,000,000
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,282,164
Collin (County of); Series 2015, Ref. Unlimited Tax Road GO Bonds	2.00%	02/15/2016	5,105	5,123,842
Series 2015, Ref. Unlimited Tax Road GO Bonds	4.00%	02/15/2016	1,000	1,007,940
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	5.00%	02/15/2016	800	807,890
Dallas (City of); Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/2016	1,550	1,565,325
Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/2016	1,950	1,965,134
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/2016	2,200	2,207,716
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	1,020	1,030,138
McKinney Independent School District; Series 2014, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2016	2,000	2,020,126
San Gabriel (City of), Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	04/01/2026	1,100	1,100,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (a)(b)	0.01%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.02%	02/15/2028	1,750	1,750,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.03%	02/15/2027	5,860	5,860,000
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/2016	1,130	1,143,325
Tarrant (County of) Regional Water District; Series 2012 A, Ref. Water RB	5.00%	03/01/2016	3,500	3,541,613
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC) (a)	0.01%	05/01/2042	1,500	1,500,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/2016	1,970	1,985,647
University of Texas System Board of Regents; Series 2008 B, Financing System RB (a)	0.01%	08/01/2025	13,180	13,180,000
				60,570,860

Utah–2.00%

Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (a)(b)(c)	0.01%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.06%	04/01/2042	2,450	2,450,000
				13,450,000

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Vermont–1.19%

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.01%	09/01/2038	$8,005	$8,005,000

Virginia–5.30%

Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (a)(b)(c)	0.01%	12/31/2047	24,100	24,100,000
Fairfax (County of;) Series 2014, Ref. Drainage & Wastewater Improvement RB	3.00%	04/01/2016	915	923,707
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.04%	08/01/2032	7,800	7,800,000
Louisa (County of) Redevelopment & Housing Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.02%	10/01/2030	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.03%	12/01/2019	200	200,000
				35,723,707

Washington–3.63%

Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	1,100	1,117,280
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	05/01/2019	1,170	1,170,000
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/2015	1,730	1,730,000
Tacoma (City of); Series 2013 A, Ref. Electric System RB	5.00%	01/01/2016	1,480	1,486,018
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.02%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.02%	04/01/2043	8,400	8,400,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.02%	09/15/2020	2,580	2,580,000
				24,483,298

West Virginia–0.71%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.02%	01/01/2034	4,800	4,800,000

Wisconsin–5.18%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.01%	10/01/2042	2,380	2,380,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,620,449
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.08%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	08/15/2034	4,800	4,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.03%	05/01/2030	14,150	14,150,000
				34,905,449
TOTAL INVESTMENTS(h)(i)–99.26% (Cost $668,978,235)				668,978,235
OTHER ASSETS LESS LIABILITIES–0.74%				4,965,733
NET ASSETS–100.00%				$673,943,968

Investment Abbreviations:

BHAC	—Berkshire Hathaway Assurance Corp.	GO	—General Obligation	RAN	—Revenue Anticipation Notes

CEP	—Credit Enhancement Provider	IDR	—Industrial Development Revenue Bonds	RB	—Revenue Bonds

Ctfs.	—Certificates	INS	—Insurer	Ref.	—Refunding

FHLB	—Federal Home Loan Bank	LOC	—Letter of Credit	Sr.	—Senior

FHLMC	—Federal Home Loan Mortgage Corp.	MFH	—Multi-Family Housing	TRAN	—Tax and Revenue Anticipation Notes

FNMA	—Federal National Mortgage Association	PUTTERs	—Putable Tax-Exempt Receipts	VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 5.8%; other countries less than 5% each: 11.6%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $13,597,000, which represented 2.02% of the Fund’s Net Assets.

(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.7%
Federal National Mortgage Association	6.7
JPMorgan Chase Bank, N.A.	6.6
U.S. Bank, N.A.	6.3
TD Bank, N.A.	6.3
Federal Home Loan Mortgage Corp.	6.2
Wells Fargo Bank, N.A.	6.1
Northern Trust Co.	5.4

See accompanying notes which are an integral part of this schedule.

                                  Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                                  Short-Term Investments Trust

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                  Short-Term Investments Trust

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.